Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the change in unrecognized income tax benefits, excluding interest and penalties
Balance at January 1	$ 195	$ 185	$ 160
Additions for tax positions related to the current year	9	8	10
Additions for tax positions related to prior years	33	49	48
Reductions for tax positions related to prior years	(13)	(47)
Reductions for tax positions related to settlements with taxing authorities	(5)		(2)
Reduction for tax positions related to prior years as a result of a lapse of statute of limitations	(76)		(31)
Balance at December 31	$ 143	$ 195	$ 185